9. Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
9. Related Party Transactions

At December 31, 2014, the Company maintained notes payable and accrued interest to related parties totaling approximately $609,000. These notes are short term, straight-line amortizing notes.  The notes carry an annual interest rate of between 5% and 10%.

Our Directors and Officers participated in our public offering dated December 2, 2014 for a total of $182,603 and received 811,571 shares of common stock as well as warrants to purchase an additional 405,786 shares at $0.225, expiring in December 2, 2019.